Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments
Schedule of fair value of Group's derivative financial (liabilities)/assets

Derivatives’ Fair values	2025	2024
FXSs	1,590,964	(62,500)
Total	1,590,964	(62,500)

Schedule of effect on the consolidated statements of profit or loss and other comprehensive income

Effect on the Consolidated Statements of Profit or Loss and Other Comprehensive Income

For the year ended December 31,	2025	2024	2023
Unrealized gain/ (loss), net on derivatives	1,653,464	(291,873)	229,373
Total unrealized gain/ (loss), net on derivatives	1,653,464	(291,873)	229,373

For the year ended December 31,	2025	2024	2023
Realized gain/ (loss), net on derivatives	1,327,397	(1,264,750)	300,262
Total realized gain/ (loss), net on derivatives	1,327,397	(1,264,750)	300,262